UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22855

Investment Company Act File Number

Currency Income Advantage Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Currency Income Advantage Portfolio

January 31, 2014

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 31.0%

Security	Principal Amount (000’s omitted)		Value
Colombia — 4.1%
Titulos De Tesoreria B, 9.25%, 5/14/14	COP	4,200,000	$2,119,871

Total Colombia			$2,119,871

Georgia — 2.6%
Georgia Treasury Bond, 12.00%, 9/15/14	GEL	2,276	$1,330,547

Total Georgia			$1,330,547

Romania — 1.9%
Romania Government Bond, 5.85%, 7/28/14	RON	3,350	$1,016,073

Total Romania			$1,016,073

Russia — 3.5%
Russia Government Bond, 11.20%, 12/17/14	RUB	61,910	$1,831,599

Total Russia			$1,831,599

Serbia — 5.0%
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	217,000	$2,589,960

Total Serbia			$2,589,960

Sri Lanka — 8.2%
Sri Lanka Government Bond, 5.65%, 1/15/19	LKR	273,460	$1,806,680
Sri Lanka Government Bond, 8.50%, 2/1/18	LKR	321,000	2,425,880

Total Sri Lanka			$4,232,560

Turkey — 4.7%
Turkey Government Bond, 0.00%, 6/11/14	TRY	4,400	$1,880,111
Turkey Government Bond, 6.50%, 1/7/15	TRY	1,335	569,528

Total Turkey			$2,449,639

Uganda — 1.0%
Uganda Government Bond, 14.125%, 12/1/16	UGX	1,265,800	$522,950

Total Uganda			$522,950

Total Foreign Government Bonds (identified cost $16,428,625)			$16,093,199

Short-Term Investments — 64.3%

Foreign Government Securities — 34.6%

Security	Principal Amount (000’s omitted)		Value
Georgia — 0.1%
Georgia Treasury Bill, 0.00%, 1/22/15	GEL	100	$53,211

Total Georgia			$53,211

Kenya — 6.0%
Kenya Treasury Bill, 0.00%, 9/22/14	KES	267,700	$2,905,045
Kenya Treasury Bill, 0.00%, 9/29/14	KES	21,400	231,778

Total Kenya			$3,136,823

Security	Principal Amount (000’s omitted)		Value
Lebanon — 8.1%
Lebanon Treasury Bill, 0.00%, 6/5/14	LBP	3,596,960	$2,355,081
Lebanon Treasury Bill, 0.00%, 7/3/14	LBP	1,057,000	689,327
Lebanon Treasury Bill, 0.00%, 7/10/14	LBP	1,760,000	1,146,701

Total Lebanon			$4,191,109

Mauritius — 2.0%
Mauritius Treasury Bill, 0.00%, 2/7/14	MUR	31,500	$1,035,737

Total Mauritius			$1,035,737

Mexico — 2.4%
Mexico Cetes, 0.00%, 4/16/14	MXN	17,000	$1,262,746

Total Mexico			$1,262,746

Nigeria — 4.1%
Nigeria Treasury Bill, 0.00%, 8/7/14	NGN	366,780	$2,120,122

Total Nigeria			$2,120,122

Serbia — 4.1%
Serbia Treasury Bill, 0.00%, 11/6/14	RSD	194,100	$2,117,519

Total Serbia			$2,117,519

South Korea — 0.6%
Korea Monetary Stabilization Bond, 2.69%, 3/9/14	KRW	311,400	$290,964

Total South Korea			$290,964

Sri Lanka — 1.5%
Sri Lanka Treasury Bill, 0.00%, 12/26/14	LKR	36,400	$261,982
Sri Lanka Treasury Bill, 0.00%, 1/9/15	LKR	68,660	492,835

Total Sri Lanka			$754,817

Uruguay — 4.1%
Monetary Regulation Bill, 0.00%, 8/29/14	UYU	51,721	$2,148,184

Total Uruguay			$2,148,184

Zambia — 1.6%
Zambia Treasury Bill, 0.00%, 9/8/14	ZMW	3,625	$597,907
Zambia Treasury Bill, 0.00%, 9/22/14	ZMW	1,270	207,841

Total Zambia			$805,748

Total Foreign Government Securities (identified cost $18,118,299)			$17,916,980

U.S. Treasury Obligations — 0.6%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 3/20/14		$300	$299,979

Total U.S. Treasury Obligations (identified cost $299,975)			$299,979

Other — 29.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(1)	$15,111	$15,111,198

Total Other (identified cost $15,111,198)		$15,111,198

Total Short-Term Investments (identified cost $33,529,472)		$33,328,157

Total Investments — 95.3% (identified cost $49,958,097)		$49,421,356

Other Assets, Less Liabilities — 4.7%		$2,434,337

Net Assets — 100.0%		$51,855,693

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

COP	-	Colombian Peso

GEL	-	Georgian Lari

KES	-	Kenyan Shilling

KRW	-	South Korean Won

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MUR	-	Mauritian Rupee

MXN	-	Mexican Peso

NGN	-	Nigerian Naira

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

UYU	-	Uruguayan Peso

ZMW	-	Zambian Kwacha

(1)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2014 was $3,942.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance CIA Commodity Subsidary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2014 were $467,062 or 0.9% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at January 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/4/14	United States Dollar 249,160	Paraguay Guarani 1,112,000,000	Citibank NA	$—	$(11,883)	$(11,883)
2/5/14	Euro 2,710,890	United States Dollar 3,619,696	Deutsche Bank AG	—	(36,480)	(36,480)
2/5/14	United States Dollar 2,645,096	Euro 1,934,257	Deutsche Bank AG	—	(36,364)	(36,364)
2/5/14	United States Dollar 84,002	Ugandan Shilling 208,200,000	Citibank NA	162	—	162
2/6/14	Euro 768,249	United States Dollar 1,038,315	Deutsche Bank AG	2,178	—	2,178
2/6/14	United States Dollar 249,160	Paraguay Guarani 1,112,000,000	Citibank NA	—	(11,895)	(11,895)
2/10/14	United States Dollar 1,020,063	Indian Rupee 64,087,000	Bank of America NA	1,674	—	1,674
2/10/14	United States Dollar 849,960	Indian Rupee 53,400,000	Citibank NA	1,395	—	1,395
2/10/14	United States Dollar 3,070,389	Singapore Dollar 3,904,000	Standard Chartered Bank	—	(12,620)	(12,620)
2/12/14	Euro 3,450,000	United States Dollar 4,758,827	Standard Chartered Bank	105,803	—	105,803
2/13/14	United States Dollar 166,107	Paraguay Guarani 742,000,000	Citibank NA	—	(7,818)	(7,818)
2/13/14	United States Dollar 2,375,708	South Korean Won 2,505,659,000	Deutsche Bank AG	—	(44,641)	(44,641)
2/18/14	United States Dollar 277,176	Indonesian Rupiah 3,367,687,000	Standard Chartered Bank	—	(1,419)	(1,419)
2/20/14	United States Dollar 991,462	Chilean Peso 522,500,296	Deutsche Bank AG	—	(52,687)	(52,687)
2/21/14	United States Dollar 1,807,989	Colombian Peso 3,497,374,658	Standard Chartered Bank	—	(74,812)	(74,812)
2/24/14	United States Dollar 2,168,595	Mexican Peso 28,774,000	Citibank NA	—	(20,464)	(20,464)
2/25/14	United States Dollar 1,035,741	New Taiwan Dollar 30,486,000	Bank of America NA	—	(29,238)	(29,238)
2/28/14	Sri Lanka Rupee 60,852,000	United States Dollar 462,682	Standard Chartered Bank	—	(1,704)	(1,704)
2/28/14	United States Dollar 1,761,419	Indian Rupee 109,909,000	Standard Chartered Bank	—	(14,871)	(14,871)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
3/3/14	Philippine Peso 43,176,000	United States Dollar 970,574	Bank of America NA	$18,408	$—	$18,408
3/3/14	United States Dollar 110,426	Indonesian Rupiah 1,342,786,000	Bank of America NA	—	(496)	(496)
3/3/14	United States Dollar 141,652	Indonesian Rupiah 1,721,075,000	Standard Chartered Bank	—	(752)	(752)
3/3/14	United States Dollar 4,691,620	Philippine Peso 204,564,000	Deutsche Bank AG	—	(180,339)	(180,339)
3/5/14	Euro 54,030	Romanian Leu 245,000	Standard Chartered Bank	387	—	387
3/5/14	Romanian Leu 245,000	Euro 53,945	Standard Chartered Bank	—	(503)	(503)
3/6/14	United States Dollar 3,521,268	Peruvian New Sol 10,088,433	Bank of America NA	25,116	—	25,116
3/10/14	United States Dollar 508,811	Kazakhstani Tenge 80,901,000	Citibank NA	8,502	—	8,502
3/10/14	United States Dollar 801,112	Mexican Peso 10,506,979	Citibank NA	—	(17,597)	(17,597)
3/12/14	United States Dollar 3,612,838	Yuan Offshore Renminbi 21,956,303	Standard Chartered Bank	20,544	—	20,544
3/13/14	Euro 131,832	Norwegian Krone 1,112,000	Deutsche Bank AG	—	(902)	(902)
3/13/14	Euro 2,152,020	Norwegian Krone 18,202,000	Deutsche Bank AG	—	(6,808)	(6,808)
3/13/14	Euro 1,481,305	Swedish Krona 13,367,000	Citibank NA	41,220	—	41,220
3/13/14	Norwegian Krone 9,726,000	Euro 1,155,560	Deutsche Bank AG	11,266	—	11,266
3/13/14	Swedish Krona 6,487,000	Euro 720,138	Deutsche Bank AG	—	(18,303)	(18,303)
3/13/14	United States Dollar 257,959	Azerbaijani Manat 205,000	VTB Capital PLC	2,557	—	2,557
3/17/14	United States Dollar 496,856	Armenian Dram 209,052,000	VTB Capital PLC	9,972	—	9,972
3/18/14	Euro 1,925,690	Polish Zloty 8,087,899	Standard Chartered Bank	—	(38,447)	(38,447)
3/20/14	United States Dollar 1,036,108	Malaysian Ringgit 3,386,000	Deutsche Bank AG	—	(25,989)	(25,989)
3/31/14	United States Dollar 583,744	New Turkish Lira 1,361,000	Bank of America NA	8,766	—	8,766

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
3/31/14	United States Dollar 559,726	New Turkish Lira 1,305,000	Standard Chartered Bank	$8,405	$—	$8,405
4/7/14	New Turkish Lira 1,050,000	United States Dollar 473,549	Standard Chartered Bank	17,350	—	17,350
4/24/14	United States Dollar 1,594,755	Israeli Shekel 5,574,785	Bank of America NA	—	(11,007)	(11,007)
4/24/14	United States Dollar 1,513,429	Israeli Shekel 5,291,100	Standard Chartered Bank	—	(10,274)	(10,274)
5/7/14	Euro 1,151,192	United States Dollar 1,572,620	Standard Chartered Bank	19,922	—	19,922
5/12/14	United States Dollar 456,902	Paraguay Guarani 2,062,000,000	Citibank NA	—	(18,697)	(18,697)
5/13/14	United States Dollar 249,225	Paraguay Guarani 1,125,000,000	Citibank NA	—	(10,157)	(10,157)
5/19/14	United States Dollar 249,280	Paraguay Guarani 1,125,000,000	Citibank NA	—	(10,278)	(10,278)
5/20/14	United States Dollar 415,466	Paraguay Guarani 1,875,000,000	Citibank NA	—	(17,148)	(17,148)
5/27/14	United States Dollar 121,975	Russian Ruble 4,401,477	Bank of America NA	301	—	301
6/10/14	United States Dollar 510,484	Kazakhstani Tenge 82,341,000	Deutsche Bank AG	6,993	—	6,993
6/17/14	United States Dollar 3,663,250	Indonesian Rupiah 44,618,381,000	Standard Chartered Bank	—	(97,603)	(97,603)
7/17/14	United States Dollar 498,727	Armenian Dram 211,959,000	VTB Capital PLC	3,183	—	3,183
8/20/14	Indonesian Rupiah 2,459,351,000	United States Dollar 211,303	Standard Chartered Bank	17,385	—	17,385
9/9/14	Zambian Kwacha 3,370,000	United States Dollar 563,545	Standard Chartered Bank	—	(1,379)	(1,379)
9/15/14	United States Dollar 252,525	Azerbaijani Manat 205,000	VTB Capital PLC	2,196	—	2,196
9/16/14	United States Dollar 478,873	Armenian Dram 209,052,000	VTB Capital PLC	9,890	—	9,890
9/23/14	Zambian Kwacha 1,239,000	United States Dollar 207,538	Citibank NA	725	—	725

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
10/9/14	United States Dollar 122,775	Azerbaijani Manat 100,000	VTB Capital PLC	$1,080	$—	$1,080
10/9/14	United States Dollar 416,461	Azerbaijani Manat 337,000	VTB Capital PLC	928	—	928
10/9/14	United States Dollar 84,663	Azerbaijani Manat 69,000	VTB Capital PLC	797	—	797
1/12/15	United States Dollar 106,464	Ugandan Shilling 291,180,000	Citibank NA	1,748	—	1,748
1/12/15	United States Dollar 421,375	Ugandan Shilling 1,150,355,000	Standard Chartered Bank	6,137	—	6,137

				$354,990	$(823,575)	$(468,585)

Total Return Swaps

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation
Citibank NA	Total return on GTQ 12,611,000 Banco de Guatemala, 0%, due 3/4/14	3-month USD- LIBOR-BBA + 50 bp on $1,558,361 (Notional Amount) plus Notional Amount at termination date	3/10/14	48,904

				$48,904

GTQ	-	Guatemalan Quetzal

At January 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. The Portfolio engages in forward foreign currency exchange contracts and total return swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign exchange	Forward foreign currency exchange contracts	$354,990	$(823,575)
Foreign exchange	Swap contracts	48,904	—

		$403,894	$(823,575)

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$50,095,624

Gross unrealized appreciation	$306,284
Gross unrealized depreciation	(980,552)

Net unrealized depreciation	$(674,268)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$16,093,199	$—	$16,093,199
Short-Term Investments -
Foreign Government Securities	—	17,916,980	—	17,916,980
U.S. Treasury Obligations	—	299,979	—	299,979
Other	—	15,111,198	—	15,111,198
Total Investments	$—	$49,421,356	$—	$49,421,356
Forward Foreign Currency Exchange Contracts	$—	$354,990	$—	$354,990
Swap Contracts	—	48,904	—	48,904
Total	$—	$49,825,250	$—	$49,825,250

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(823,575)	$—	$(823,575)
Total	$—	$(823,575)	$—	$(823,575)

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Currency Income Advantage Portfolio

By:	/s/ John R. Baur
John R. Baur
President

Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Baur
John R. Baur
President

Date:	March 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2014